Loans and Borrowings (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of Loans and Borrowings [Abstract]
Schedule of Principal Loans and Borrowings
Presented hereunder are details of new loans received during the six month period ended June 30, 2018, relating to the Company’s principal loans and borrowings:

					June 30, 2018
		Original	Interest	Payment	Face	Carrying
Identity of	Loan	amount of	Mechanism	date of	value	amount
borrower	date	loan	and rate	principal	€ in thousands
Five of the Company Italian subsidiaries	May 2018	33.7 million Euro	Semiannual interest rate equal to the Euribor 6 month rate plus a margin of 185 basis points	June and December 30 of each of the years 2018-2028	33,450	36,795

Less current maturities					2,825	3,434

Total material Company loans issued in the period					30,625	33,360